UPAR ULTRA RISK PARITY ETF

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited)

	Shares	Value
Common Stocks - 19.8%
Biotechnology - 0.4%
Corteva, Inc.	4,944	$298,173

Building Materials - 0.1%
Geberit AG	116	64,657

Chemicals - 1.5%
CF Industries Holdings, Inc.	1,290	93,512
Ecolab, Inc.	951	157,419
FMC Corp.	883	107,841
K+S AG	1,535	32,679
The Mosaic Co.	2,274	104,331
Nutrien Ltd.	3,363	248,022
OCI N.V.	1,317	44,728
PhosAgro PJSC - GDR (1)	1,126	0
Sociedad Quimica y Minera de Chile S.A. - ADR	1,785	144,692
Yara International ASA	1,748	75,758
		1,008,982
Distribution & Wholesale - 0.1%
Ferguson PLC	677	89,148

Electronics - 0.1%
Halma PLC	1,373	37,840

Energy - Alternate Sources - 1.0%
Enphase Energy, Inc. (2)	675	141,939
First Solar, Inc. (2)	598	130,065
Ming Yang Smart Energy Group Ltd. - GDR (2)	17	276
Plug Power, Inc. (2)	4,300	50,396
SolarEdge Technologies, Inc. (2)	313	95,137
Vestas Wind Systems A/S	6,269	181,947
Xinyi Solar Holdings Ltd.	48,802	58,501
		658,261
Food - 0.2%
Mowi ASA	3,695	68,233
Salmar ASA	795	34,599
		102,832
Iron & Steel - 1.1%
Fortescue Metals Group Ltd.	18,549	279,399
Mineral Resources Ltd.	1,134	61,208
Vale S.A. - ADR	26,041	410,927
		751,534
Machinery - Diversified - 2.2%
AGCO Corp.	440	59,488
CNH Industrial NV - Class A	9,431	144,011
Deere & Co.	2,131	879,847
Husqvarna AB	3,790	32,836
IDEX Corp.	252	58,220
Kubota Corp.	8,174	122,773
The Toro Co.	762	84,704
Xylem, Inc.	617	64,600
		1,446,479
Mining - 5.9%
Allkem Ltd. (2)	3,795	30,195
Anglo American PLC	7,171	237,446
Antofagasta PLC	5,791	113,204
BHP Group Ltd. - ADR	14,874	943,160
Boliden AB	1,725	67,839
Cameco Corp.	2,378	62,185
China Molybdenum Co. Ltd. - Class H (2)	171,993	104,073
First Quantum Minerals Ltd.	3,797	87,171
Freeport-McMoRan, Inc.	8,022	328,180
Glencore PLC	71,100	408,436
IGO Ltd.	4,568	39,069
Ivanhoe Mines Ltd. (2)	6,135	55,350
Jiangxi Copper Co. Ltd. - H Shares	27,964	47,379
Lundin Mining Corp.	4,858	32,953
MMC Norilsk Nickel PJSC - ADR (1)	3,990	0
MP Materials Corp. (2)	1,155	32,559
NAC Kazatomprom JSC - GDR	1,820	53,690
OZ Minerals Ltd.	2,085	39,254
Pilbara Minerals Ltd.	20,289	53,539
Rio Tinto PLC - ADR	9,532	653,895
South32 Ltd.	29,807	87,240
Southern Copper Corp.	4,021	306,601
Sumitomo Metal Mining Co. Ltd.	1,892	71,776
Teck Resources Ltd. - Class B	2,678	97,653
		3,952,847
Oil & Gas - 6.9%
Aker BP ASA	1,444	35,338
APA Corp.	535	19,292
BP PLC - ADR	6,494	246,382
Canadian Natural Resources Ltd.	2,126	117,489
Cenovus Energy, Inc.	4,270	74,398
Chevron Corp.	4,019	655,740
ConocoPhillips	2,798	277,590
Coterra Energy, Inc.	1,563	38,356
Devon Energy Corp.	1,367	69,184
Diamondback Energy, Inc.	429	57,988
Ecopetrol S.A. - ADR	3,501	36,970
Eni S.p.A - ADR	4,101	114,828
EOG Resources, Inc.	1,141	130,793
EQT Corp.	819	26,134
Equinor ASA - ADR	6,813	193,694
Exxon Mobil Corp.	8,932	979,483
Gazprom PJSC - ADR (1)	11,925	0
Hess Corp.	610	80,727
Imperial Oil Ltd.	1,352	68,661
Inpex Corp.	3,048	31,994
LUKOIL PJSC - ADR (1)	818	0
Marathon Oil Corp.	1,362	32,633
Novatek PJSC - GDR (1)	329	0
Occidental Petroleum Corp.	1,817	113,435
OMV AG	627	28,788
Pioneer Natural Resources Co.	570	116,417
Repsol S.A.	3,326	51,258
Rosneft Oil Co PJSC - GDR (1)	10,479	0
Santos Ltd. - ADR	7,820	35,816
Shell PLC - ADR	7,382	424,760
Suncor Energy, Inc.	3,065	95,029
Total S.A. - ADR	5,452	321,941
Tourmaline Oil Corp.	587	24,428
Woodside Energy Group Ltd.	4,242	94,722
		4,594,268
Water - 0.3%
American Water Works Co., Inc.	635	93,021
Essential Utilities, Inc.	962	41,991
Veolia Environnement S.A.	2,655	81,921
		216,933
Total Common Stocks
(Cost $14,459,446)		13,221,954

Exchange Traded Funds - 24.9%
SPDR Gold MiniShares Trust (2)	246,893	9,655,985
Vanguard FTSE Developed Markets ETF	36,192	1,634,793
Vanguard FTSE Emerging Markets ETF	81,024	3,273,369
Vanguard Extended Market ETF	15,338	2,150,388
Total Exchange Traded Funds
(Cost $16,053,544)		16,714,535

	Principal Amount
United States Treasury Obligations - 48.1%
United States Treasury Inflation Indexed Bonds - 48.1%
2.125%, 2/15/2040	$589,648	651,557
2.125%, 2/15/2041	3,039,639	3,357,613
0.750%, 2/15/2042	3,744,244	3,272,213
0.625%, 2/15/2043	4,145,751	3,503,589
1.375%, 2/15/2044	3,930,598	3,812,911
0.750%, 2/15/2045	4,273,827	3,643,920
1.000%, 2/15/2046	3,380,034	3,026,648
0.875%, 2/15/2047	3,346,245	2,899,279
1.000%, 2/15/2048	3,342,366	2,977,087
1.000%, 2/15/2049	2,130,509	1,894,519
0.250%, 2/15/2050	2,078,297	1,509,901
0.125%, 2/15/2051	1,066,365	740,201
0.125%, 2/15/2052	1,250,951	870,041
1.500%, 2/15/2053	100,645	102,084
Total United States Treasury Obligations
(Cost $31,212,596)		32,261,563

	Shares
Short-Term Investments - 2.1%
Money Market Funds - 2.1%
First American Government Obligations Fund, Class X, 4.650% (3)	1,378,806	1,378,806
Total Short-Term Investments
(Cost $1,378,806)		1,378,806

Total Investments in Securities - 94.9%
(Cost $63,104,392)		63,576,858
Other Assets in Excess of Liabilities - 5.1%		3,450,353
Total Net Assets - 100.0%		$67,027,211

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)
The Level 3 securities (Common Stocks) are fair valued at $0 due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the Russian markets being currently uninvestible.

(2)	Non-income producing security.
(3)	The rate shown is the annualized seven-day effective yield as of March 31, 2023.

SCHEDULE OF FUTURES CONTRACTS at March 31, 2023 (Unaudited)

The UPAR Ultra Risk Parity ETF (the “Fund”) had the following futures contracts outstanding with PhillipCapital Inc.

			Unrealized
	Number of	Notional	Appreciation	Notional
Long Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value
CME Group E-Mini S&P 500 Index Future (6/16/2023)	447	$8,715,263	$532,608	$9,247,871
MSCI Emerging Markets Index Future (6/16/2023)	72	3,454,398	129,402	3,583,800
MSCI EAFE Index Future (6/16/2023)	28	2,809,256	125,844	2,935,100
10-Year U.S. Treasury Note Future (6/21/2023)	140	15,636,922	452,141	16,089,063
Ultra Long-Term U.S. Treasury Bond Future (6/21/2023)	116	15,693,020	677,480	16,370,500
		$46,308,859	$1,917,475	$48,226,334

Summary of Fair Value Exposure at March 31, 2023 (Unaudited)

The UPAR Ultra Risk Parity ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of March 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stocks (1)	$13,221,954	$–	$0	(2)	$13,221,954
Exchange Traded Funds	16,714,535	-	-		16,714,535
United States Treasury Obligations (3)	-	32,261,563	-		32,261,563
Short-Term Investments	1,378,806	-	-		1,378,806
Total Investments in Securities	$31,315,295	$32,261,563	$0		$63,576,858

Other Financial Instruments (4)
Futures Contracts	$1,917,475	$-	$-		$1,917,475

	Common Stocks (2)
Balance as of December 31, 2022	$0
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Balance as of March 31, 2023	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at March 31, 2023:	$0

(1) See Schedule of Investments for the industry breakout.
(2) The Level 3 securities (Common Stocks) are fair valued at $0 due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the Russian markets being currently uninvestible.

(3) See Schedule of Investments for the security type breakout.
(4) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/depreciation on the investment.